Other Loss (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2019	May 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Nov. 30, 2015	Jan. 27, 2010
Other Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt				$ 10,600
Tax indemnification guarantee liability				0	$ (600)	$ (50,000)
Contingent liability				0	0	(4,500)
Gain on sale / (write-down) of cost-accounted investment				0	0	1,250
Loss on bond repurchases				(10,601)	(1,772)	0
Gain (Loss) on Termination of Lease				(1,417)	0	0
Miscellaneous (loss) income				(2,457)	359	(731)
Other loss				$ (14,475)	(2,013)	$ (53,981)
Senior Notes (8.5%) due January 15, 2020
Other Income (Loss) [Line Items]
Repayments of senior debt		$ 460,900	$ 10,900		$ 84,100		$ 57,300
Debt Instrument, Face Amount								$ 200,000	$ 450,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				8.50%	8.50%			8.50%
Senior Notes due 2022 [Member]
Other Income (Loss) [Line Items]
Debt Instrument, Face Amount		$ 250,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		9.25%		9.25%
September 2019 Transaction [Member] | Teekay LNG | Torben Spirit [Member]
Other Income (Loss) [Line Items]
Sale Leaseback Transaction, Lease Terms	P7Y6M
Gain (Loss) on Contract Termination				$ 1,400
Other Nonoperating Income (Expense) [Member] | Teekay LNG
Other Income (Loss) [Line Items]
Gain (Loss) on Contract Termination				$ 1,400